Note 3 - Inventories	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
3.	Inventories
Inventories consisted of the following:
	2012	2013
Lubricants	1,433,129	1,293,780
Victualling	173,883	180,334
Bunkers	205,624	-
Total	1,812,636	1,474,114